CONSOLIDATED BALANCE SHEETS - USD ($)	Aug. 31, 2020	Aug. 31, 2019
Current Assets:
Cash	$ 2,338	$ 152,082
Inventory	75,338	2,299
Total Current Assets	77,676	154,381
Machinery & Equipment- Net	25,406	13,248
Other Assets
Long-Term Investments	1,714,903	0
Intangible Assets	500,000	0
Note Receivable	0	40,000
Security Deposit	7,200	7,200
TOTAL ASSETS	2,325,185	214,829
Current Liabilities:
Accounts Payable	233,568	92,806
Accounts Payable - Related Party	1,139	1,139
Accrued Interest	33,301	0
Accrued Professional and Legal Expenses	0	5,885
Accrued R&D Expenses	0	6,250
Convertible Notes, Net of Debt Discount of $678,246 and $0, respectively	1,866,872	33,334
Derivative Liability	1,125,803	0
Note Payable - Related Party	499,788	14,000
Total Current Liabilities	3,760,471	153,414
Total Liabilities	3,760,471	153,414
Stockholder's Equity (Deficit)
Preferred Stock, par value $0.0001,10,000,000 shares Authorized, 6,000,000 shares Issued and Outstanding at August 31, 2020 and 2019	600	0
Common Stock, par value $0.001,290,000,000 shares Authorized, 12,524,307 shares Issued and Outstanding at August 31, 2019 and 27,082,419 at August 31, 2020	2,708	1,253
Additional Paid-in Capital	4,618,168	1,184,923
Shares to be issued	227	2,840
Accumulated Deficit	(6,056,949)	(1,127,601)
Total Stockholder's Equity (Deficit)	(1,435,286)	61,415
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)	$ 2,325,185	$ 214,829